Selling, general and administrative	12 Months Ended
Dec. 31, 2022
Selling, general and administrative
Selling, general and administrative
13. Selling, general and administrative
Selling, general and administrative expenses are comprised of the following items:

	Year Ended December 31,
	2022	2021	2020
Outsourced service (i)	$13,553,800	$504,108	$287,584
Employees’ compensation	9,099,169	1,346,317	783,023
Transaction Costs	6,190,634	2,389,083	—
Director & Officers insurance	2,584,720	—	—
Other expenses	1,418,749	552,296	149,211
Depreciation/amortization	8,887	107,138	14,058

Total	$32,855,959	$4,898,942	$1,233,876

(i)	Out of $13,553,800, for the twelve months ended December 31, 2022, $897,346 was charged under the SSA contract for the twelve months ended December 31, 2022 (refer to Note 4).